COMMITMENTS AND CONTINGENCIES (Details Narrative)			1 Months Ended								3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Aug. 08, 2017	Oct. 02, 2016 USD ($) shares	May 31, 2017 EUR (€)	Oct. 25, 2016 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Aug. 31, 2012 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 21, 2016 USD ($)
Operating lease periodic payment								$ 730					$ 709
Frequency of periodic payment								Monthly					Monthly
Operating lease rental expense											$ 2,126	$ 2,126		$ 6,377	$ 2,834	$ 4,960	$ 12,053
Operating lease expiration date								Nov. 30, 2015
Decahedron [member]
Operating lease periodic payment				$ 2,415
Operating lease rental expense														19,580
Term of operating lease				1 year
Private Placement [Member]
Commitments and contingencies description

(1) a cash commission of 6% of the total gross proceeds for two named investors (2) a cash commission of 4% of total gross proceeds from five named investors and (3) excluding the five named investors in “(2)” a cash commission equal to 8% of the total gross proceeds from the Offering and the issuance to the Agent or its designees of warrants covering 8% of the shares of common stock issued or issuable by the Company in the Offering. Additionally, the Agent will receive a cash fee of 8% payable within 5 business days, but only in the event of, the receipt by the Company of any cash proceeds from the exercise of any warrants with an expiration equal to or less than 24 months sold in the Offering

Amplerissimo [Member]
Operating lease periodic payment										$ 122
Frequency of periodic payment										Monthly
Operating lease rental expense											368	368		1,105	1,103	1,462	1,462
Operating lease expiration date										Jul. 31, 2013
Operating lease renewal date										Jul. 31, 2015
SkyPharm [Member]
Operating lease periodic payment			€ 1,250						$ 4,802
Operating lease rental expense											$ 30,094	$ 25,961		84,710	64,127	$ 89,323	$ 60,614
Term of operating lease									6 years
SkyPharm [Member] | Additional space [Member]
Operating lease periodic payment					$ 2,021	$ 886
SkyPharm [Member] | First Floor [Member]
Operating lease periodic payment							$ 886
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member]
Operating lease periodic payment		$ 1,500
Common stock shares reserved | shares		200,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | Conclusion of Phase III testing [Member]
Common stock shares reserved | shares		50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | Conclusion of Phase II testing [Member]
Common stock shares reserved | shares		50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | conclusion of Phase I testing [Member]
Common stock shares reserved | shares		50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | Conclusion of Preclinical Trials [Member]
Common stock shares reserved | shares		50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member]
Operating lease periodic payment														$ 1,500
Common stock shares reserved | shares											200,000			200,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member] | Conclusion of Phase III testing [Member]
Common stock shares reserved | shares											50,000			50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member] | Conclusion of Phase II testing [Member]
Common stock shares reserved | shares											50,000			50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member] | conclusion of Phase I testing [Member]
Common stock shares reserved | shares											50,000			50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member] | Conclusion of Preclinical Trials [Member]
Common stock shares reserved | shares											50,000			50,000
CC Pharma GmbH [Member]
Non-refundable fee																		$ 454,800
Expense paid															$ 454,800